Average Annual Total Returns{- Freedom 2060 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2060 Portfolio	Initial Class Return Before Taxes Past 1 year	Initial Class Return Before Taxes Since Inception		Service Class Return Before Taxes Past 1 year	Service Class Return Before Taxes Since Inception		Service Class 2 Return Before Taxes Past 1 year	Service Class 2 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		IXWG2 Past 1 year	IXWG2 Since Inception
Total	17.79%	18.05%	[1]	17.62%	17.93%	[1]	17.52%	17.76%	[1]	28.71%	22.24%	[1]	16.18%	16.04%	[1]

[1]	(a)From April 11, 2019